Finance income and expenses (Schedule of Financing Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Other:
Foreign currency differences | ₪			₪ 560	₪ 2,121	₪ (2,867)
Bank fees | ₪			312	330	499
Portfolio management fees | ₪			283	500	112
Other | ₪			98	65
Total financing costs | ₪			₪ 1,253	₪ 3,016	₪ (2,256)
US Dollars [Member]
Other:
Foreign currency differences | $		$ 174
Bank fees | $		97
Portfolio management fees | $		88
Other | $		30
Total financing costs | $	[1]	$ 389

[1]	Convenience Translation into US Dollars.